Employee benefit plans	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Employee benefit plans

15. Employee benefit plans

The Company has employee benefit plans in the form of certain statutory and other schemes covering its employees.

Defined benefit plans

In accordance with Indian law, the Company maintains a defined benefit retirement plan covering substantially all of its Indian employees. In accordance with Mexican law, the Company provides termination benefits to all of its Mexican employees. In addition, certain of the Company’s subsidiaries in the Philippines and Japan sponsor defined benefit retirement programs.

Net defined benefit plan costs for the three months ended March 31, 2017 and 2018 include the following components:

	Three months ended March 31,
	2017	2018
Service costs	$1,720	$1,995
Interest costs	734	995
Amortization of actuarial loss	205	320
Expected return on plan assets	(492)	(736)
Net defined benefit plan costs	$2,167	$2,574

For the three months ended March 31, 2017 and 2018, all of the components of net defined benefit plan costs other than service costs were recorded in “cost of revenue” and “selling, general and administrative expenses” in the Consolidated Statement of Income.

Defined contribution plans

During the three months ended March 31, 2017 and 2018, the Company contributed the following amounts to defined contribution plans in various jurisdictions:

	Three months ended March 31,
	2017	2018
India	$5,217	$5,944
U.S.	4,280	4,599
U.K.	1,720	2,137
China	3,828	4,394
Other regions	1,130	1,160
Total	$16,175	$18,234

17. Employee benefit plans

The Company has employee benefit plans in the form of certain statutory and other schemes covering its employees.

Defined benefit plans

In accordance with Indian law, the Company provides a defined benefit retirement plan (the “Gratuity Plan”) covering substantially all of its Indian employees. The Gratuity Plan provides a lump-sum payment to vested employees upon retirement or termination of employment in an amount based on each employee’s salary and duration of employment with the Company. The Gratuity Plan benefit cost for the year is calculated on an actuarial basis. The Company contributes the required funding for all ascertained liabilities to the Gratuity Plan. Trustees administer contributions made to the trust, and contributions are invested in specific designated instruments as permitted by Indian law. The Company’s overall investment strategy is to invest predominantly in fixed income funds managed by asset management companies. These funds further invest in debt securities such as money market instruments, government securities and public and private bonds. During the years ended December 31, 2015, 2016 and 2017, all of the plan assets were primarily invested in debt securities.

In addition, in accordance with Mexican law, the Company provides certain termination benefits (the “Mexican Plan”) to all of its Mexican employees based on the age, duration of service and salary of each eligible employee. The full-year benefit cost of the Mexican Plan is calculated on an actuarial basis.

In addition, certain of the Company’s subsidiaries organized or operating in the Philippines and Japan have sponsored defined benefit retirement programs (respectively, the “Philippines Plan” and the “Japan Plan”). The full-year benefit costs of the Japan Plan and the Philippines Plan are calculated on an actuarial basis. Company contributions in respect of these plans are made to insurer-managed funds or to a trust. The trust contributions are further invested in government bonds.

In addition, in accordance with Israeli law, the Company provides certain termination benefits (the “Israeli Plan”) to all of its Israeli employees based on the age, duration of service and salary of each eligible employee. The full-year benefit cost of the Israeli Plan is calculated on an actuarial basis.

Current service costs for defined benefit plans are accrued in the year to which they relate on a monthly basis. Actuarial gains or losses, or prior service costs, if any, resulting from amendments to the plans are recognized and amortized over the remaining period of service of the employees or over the average remaining life expectancies for inactive employees if most of the plan obligations are payable to inactive employees.

17. Employee benefit plans (Continued)

The following table sets forth the funded status of the Company’s defined benefit plans and the amounts recognized in the Company’s financial statements based on actuarial valuations carried out as of December 31, 2016 and 2017.

	As of December 31,
	2016	2017
Change in benefit obligation
Projected benefit obligation at the beginning of the year	$35,617	$45,283
Service cost	5,661	7,735
Actuarial loss	6,749	4,493
Interest cost	2,585	3,252
Liabilities assumed on acquisition	693
Benefits paid	(4,967)	(5,367)
Special termination benefit	-	57
Effect of exchange rate changes	(1,055)	2,641
Projected benefit obligation at the end of the year	$45,283	$58,094
Change in fair value of plan assets
Fair value of plan assets at the beginning of the year	$28,549	$30,871
Employer contributions	5,776	15,176
Actual gain on plan assets	1,777	2,746
Assets assumed on acquisition	170	0
Actuarial gain	—	11
Benefits paid	(4,897)	(5,301)
Effect of exchange rate changes	(504)	2,057
Fair value of plan assets at the end of the year	$30,871	$45,560

Amounts included in other comprehensive income (loss) as of December 31, 2016 and 2017 were as follows:

	As of December 31,
	2016	2017
Net actuarial loss	(8,979)	(12,228)
Deferred tax assets	2,759	2,221
Other comprehensive income, net	(6,220)	(10,007)

Changes in other comprehensive income (loss) during the year ended December 31, 2017 were as follows:

2017
Net actuarial loss	$(4,182)
Amortization of net actuarial loss	1,177
Deferred income taxes	(670)
One-time cost	211
Effect of exchange rate changes	(323)
Other comprehensive income (loss), net	$(3,787)

17. Employee benefit plans (Continued)

Net defined benefit plan costs for the years ended December 31, 2015, 2016 and 2017 include the following components:

	Year ended December 31,
	2015	2016	2017
Service costs	$5,578	$5,661	$7,735
Interest costs	2,629	2,585	3,252
Amortization of actuarial loss	330	(113)	1,177
Expected return on plan assets	(2,154)	(2,043)	(2,412)
One-time cost	—	—	209
Special termination benefits	—	—	426
Net defined benefit plan costs	$6,383	$6,090	$10,387

The amount in other comprehensive loss that is expected to be recognized as a component of net periodic benefit cost over the next fiscal year is $1,353.

The weighted average assumptions used to determine the benefit obligations of the Gratuity Plan as of December 31, 2016 and 2017 are presented below:

	As of December 31,
	2016	2017
Discount rate	7.10% - 7.5%	7.40% - 7.60%
Rate of increase in compensation per annum	5.20%-11.00%	5.20%-11.00%

The weighted average assumptions used to determine the Gratuity Plan costs for the years ended December 31, 2015, 2016 and 2017 are presented below:

	Year ended December 31,
	2015	2016	2017
Discount rate	8.50% - 8.55%	8.30% - 8.45%	7.10% - 7.5%
Rate of increase in compensation per annum	5.20% - 11.00%	5.20% - 11.00%	5.20% - 11.00%
Expected long-term rate of return on plan assets per annum	8.50%	7.50%	7.50%

The weighted average assumptions used to determine the benefit obligations of the Mexican Plan as of December 31, 2016 and 2017 are presented below:

	Year ended December 31,
	2016	2017
Discount rate	6.80%	7.60%
Rate of increase in compensation per annum	5.50%	5.50%

The weighted average assumptions used to determine the costs of the Mexican Plan for the years ended December 31, 2015, 2016 and 2017 are presented below:

	Year ended December 31,
	2015	2016	2017
Discount rate	6.50%	6.50%	6.80%
Rate of increase in compensation per annum	5.50%	5.50%	5.50%
Expected long-term rate of return on plan assets per annum	0.00%	0.00%	0.00%

17. Employee benefit plans (Continued)

The weighted average assumptions used to determine the benefit obligation of the Japan Plan as of December 31, 2016 and 2017 are presented below:

	Year ended December 31,
	2016	2017
Discount rate	0.08% - 1.30%	0.113%-0.789%
Rate of increase in compensation per annum	0.00% - 3.55%	0.00% - 3.55%

The weighted average assumptions used to determine the costs of the Japan Plan for the years ended December 31, 2015, 2016 and 2017 are presented below:

Year ended December 31,
	2015	2016	2017
Discount rate	0.20% - 1.30%	0.24% - 1.30%	0.08% - 1.30%
Rate of increase in compensation per annum	0.00% - 3.55%	0.00% - 3.55%	0.00% - 3.55%
Expected long-term rate of return on plan assets per annum	2.69% - 3.44%	0.00% - 3.77%	0.00% - 3.09%

The expected returns on plan assets set forth above are based on the Company’s expectation of the average long-term rate of return expected to prevail over the next 15 to 20 years on the types of investments prescribed by applicable statute.

The Company evaluates these assumptions based on projections of the Company’s long-term growth and prevalent industry standards. Unrecognized actuarial loss is amortized over the average remaining service period of the active employees expected to receive benefits under the plan.

The fair values of the Company’s plan assets as of December 31, 2016 and 2017 by asset category are as follows:

	Total
	As of December 31, 2017
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash	$472	$472	$—	$—
Fixed income securities (Note a)	42,328	3,419	38,909	—
Other securities (Note b)	2,760	2,437	323	—
Total	$45,560	$6,328	$39,232	$—

17. Employee benefit plans (Continued)

	Total
	As of December 31, 2016
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash	$4,809	$4,809	$—	$—
Fixed income securities (Note a)	23,659	3,001	20,658	—
Other securities (Note b)	2,403	2,191	212	—
Total	$30,871	$10,001	$20,870	$—

(a)	Includes investments in funds that invest 100% of their assets in fixed income securities such as money market instruments, government securities and public and private bonds.
(b)	Includes investments in funds that invest primarily in fixed income securities and the remaining portion in equity securities.

The expected benefit plan payments set forth below reflect expected future service:

Year ending December 31,
2018	$8,469
2019	8,823
2020	9,330
2021	9,946
2022	10,118
2023 - 2027	48,107
$94,793

The Company’s expected benefit plan payments are based on the same assumptions that were used to measure the Company’s benefit obligations as of December 31, 2017.

Defined contribution plans

During the years ended December 31, 2015, 2016 and 2017, the Company contributed the following amounts to defined contribution plans in various jurisdictions:

	Year ended December 31,
	2015	2016	2017
India	$15,915	$19,074	$22,242
U.S.	8,148	10,379	11,147
U.K.	4,453	6,593	7,823
China	14,511	15,512	15,950
Other regions	4,690	4,684	4,059
Total	$47,717	$56,242	$61,221